CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Abstract]
Loss for the year after taxation	£ (32,547)	£ (19,582)	£ (18,411)
Items that may subsequently be reclassified to profit and loss:
Foreign exchange differences arising on consolidation of foreign operations	472	(411)	94
Total other comprehensive income/(expense) for the year	472	(411)	94
Total comprehensive expense for the year	£ (32,075)	£ (19,993)	£ (18,317)